Statement of Operations	1 Months Ended	12 Months Ended
	Jul. 31, 2024 USD ($) $ / shares shares	Jul. 31, 2025 USD ($) $ / shares shares	Jul. 31, 2024 USD ($) $ / shares shares
Operating expenses:
General and administrative expenses	$ (3,947)	$ (163,173)
Total operating expenses	(3,947)	(163,173)
Net income	$ (3,947)	$ (163,173)
Weighted average number of ordinary shares
Weighted average number of ordinary shares, Basic | shares	1	1
Weighted average number of ordinary shares, Diluted | shares	1	1
Earnings per share
Earning per share, Basic | $ / shares	$ (3,947)	$ (163,173)
Earning per share, Diluted | $ / shares	$ (3,947)	$ (163,173)
TALENTEC SDN. BHD. [Member]
Revenues		$ 2,683,126	$ 2,124,496
Cost of revenues		1,798,198	1,437,661
Gross profit		884,928	686,835
Operating expenses:
Selling and marketing expenses		24,773	16,822
General and administrative expenses		634,105	551,353
Total operating expenses		658,878	568,175
Income from operations		226,050	118,660
Interest expense		(13,905)	(48,329)
Other income/(expense)		(2,234)	82,896
Total other income/(expenses), net		(16,139)	34,567
Income before income taxes		209,911	153,227
Income tax expense
Net income		209,911	153,227
Other comprehensive income:
Foreign currency translation adjustment, net of tax		64,567	(30,932)
Comprehensive income		$ 274,478	$ 122,295
Weighted average number of ordinary shares
Weighted average number of ordinary shares, Basic | shares		580,000	501,312
Weighted average number of ordinary shares, Diluted | shares		580,000	501,312
Earnings per share
Earning per share, Basic | $ / shares		$ 0.36	$ 0.31
Earning per share, Diluted | $ / shares		$ 0.36	$ 0.31